SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2015
SEGMENT REPORTING
Schedule of components of the Group's net revenues
	For the years ended December 31,
	2013	2014	2015

Apparel	$86,459	$138,570	$123,113
Other general merchandise	205,958	243,837	200,650

Total net revenues	$292,417	$382,407	$323,763

Summary of Group's total net revenues generated in different geographic locations and as a percentage of total net revenues

	For the years ended December 31,
	2013		2014		2015
	Revenues	%	Revenues	%	Revenues	%

Europe	$182,958	62.5	$239,176	62.5	$191,361	59.1
North America	54,858	18.8	81,675	21.4	92,430	28.5
Other countries	54,601	18.7	61,556	16.1	39,972	12.4

Total net revenues	$292,417	100	$382,407	100	$323,763	100